Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 62,050	$ (5,108)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	65,806	66,834
Bad debt (recovery) expense, net	(1,127)	2,045
Container recovery from lessee default, net	(5,712)	(1)
Unrealized (gain) loss on derivative instruments, net	(3,192)	14,937
Amortization and write-off of unamortized debt issuance costs and accretion of bond discounts	2,429	2,183
Amortization of intangible assets	800	564
Gain on sale of owned fleet containers, net	(12,358)	(5,794)
Share-based compensation expense	1,334	1,071
Changes in operating assets and liabilities	24,483	(3,009)
Total adjustments	72,463	78,830
Net cash provided by operating activities	134,513	73,722
Cash flows from investing activities:
Purchase of containers and fixed assets	(311,995)	(11,249)
Payments on container leaseback financing receivable	(6,425)
Proceeds from sale of containers and fixed assets	29,654	30,939
Receipt of principal payments on container leaseback financing receivable	8,721	5,099
Net cash (used in) provided by investing activities	(280,045)	24,789
Cash flows from financing activities:
Proceeds from debt	1,153,599
Principal payments on debt	(969,991)	(134,697)
Purchase of treasury shares	(10,778)	(15,477)
Purchase of noncontrolling interest	(21,500)
Proceeds from container leaseback financing liability, net	6,801
Principal repayments on container leaseback financing liability, net	(94)	(124)
Payment of debt issuance costs	6,845	57
Issuance of common shares upon exercise of share options	1,842
Net cash provided by (used in) financing activities	153,034	(150,355)
Effect of exchange rate changes	(46)	(63)
Net increase (decrease) in cash, cash equivalents and restricted cash	7,456	(51,907)
Cash, cash equivalents and restricted cash, beginning of the year	205,165	277,905	$ 277,905
Cash, cash equivalents and restricted cash, end of period	212,621	225,998	$ 205,165
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized loss on derivative instruments, net	29,812	35,657
Income taxes paid	248	22
Receipt of payments on finance leases, net of income earned	14,467	8,664
Supplemental disclosures of noncash investing activities:
Increase (decrease) in accrued container purchases	258,275	(4,100)
Containers placed in finance leases	$ 207,171	$ 53,730